Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans, including fees	$ 18,398	$ 19,081	$ 19,915
Securities
Taxable	1,789	1,460	1,390
Tax exempt	1,268	1,398	1,774
Other	20	22	7
Total interest income	21,475	21,961	23,086
Interest expense
Deposits	2,956	3,914	5,553
Advances from Federal Home Loan Bank	307	748	1,186
Other borrowings	290	304	351
Total interest expense	3,553	4,966	7,090
Net interest income	17,922	16,995	15,996
Provision for loan losses (Note 3)	3,700	3,950	4,875
Net interest income after provision for loan losses	14,222	13,045	11,121
Noninterest income
Customer service charges	3,454	3,160	3,177
Insurance and investment commissions	672	690	690
Gains on sales of loans (Note 4)	672	682	601
Gains on sales of securities (Note 2)	129	537	402
Loss on other than temporary impairment of securities (Note 2)		(94)	(47)
Gains (losses) on sales and write-downs of other assets (Note 7)	29	(432)	(434)
Earnings on life insurance policies	354	360	365
Other income	829	666	667
Total noninterest income	6,139	5,569	5,421
Noninterest expense
Salaries and benefits (Notes 13 and 14)	7,348	7,040	6,902
Occupancy and equipment (Note 5)	2,247	2,157	2,227
Data processing	1,740	1,651	1,599
Professional fees	793	675	629
Supplies and postage	517	497	504
Advertising and promotional	160	168	124
Intangible asset amortization (Note 6)	448	448	469
Loan and collection expense	575	678	777
FDIC insurance	488	641	785
Other expense	1,472	1,294	1,243
Total noninterest expense	15,788	15,249	15,259
Income before income tax	4,573	3,365	1,283
Income tax expense/(benefit) (Note 11)	1,060	654	(195)
Net income	$ 3,513	$ 2,711	$ 1,478
Basic earnings per common share (Note 15)	$ 1.07	$ 0.83	$ 0.45
Diluted earnings per common share (Note 15)	$ 1.07	$ 0.83	$ 0.45
Dividends declared per common share	$ 0.48	$ 0.48	$ 0.48